UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22626

SALIENT MIDSTREAM & MLP FUND

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, SUITE 800

HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

George J. Zornada, Esq.

K&L Gates LLP

One Lincoln Street

Boston, MA 02111

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (713) 993-4001

Date of fiscal year end: November 30

Date of reporting period: July 1, 2015 – June 30, 2016

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 – Proxy Voting Record.

Salient Midstream & MLP Fund

Company	Ticker	CUSIP	Meeting Date	A brief identification of the matter voted on	Proposed by Issuer or Security Holder	Voted	Vote Cast	With or Against Management
AMERICAN MIDSTREAM PARTNERS LP	AMID	02752P100	2/11/2016	TO APPROVE THE ADOPTION OF THE THIRD AMENDED AND RESTATED AMERICAN MIDSTREAM GP, LLC LONG-TERM INCENTIVE PLAN	Issuer	Yes	Against	Against

BUCKEYE PARTNERS, L.P.	BPL	118230101	6/7/2016	DIRECTOR 1 OLIVER G. RICHARD, III 2 CLARK C. SMITH 3 FRANK S. SOWINSKI	Issuer	Yes	For	With

BUCKEYE PARTNERS, L.P.	BPL	118230101	6/7/2016	THE RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP AS BUCKEYE PARTNERS, L.P.’S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR 2016.	Issuer	Yes	For	With

DYNAGAS LNG PARTNERS LP	DLNG	Y2188B108	11/20/2015	TO ELECT EVANGELOS VLAHOULIS AS A CLASS I DIRECTOR TO SERVE FOR A THREE-YEAR TERM UNTIL THE 2018 ANNUAL MEETING OF LIMITED PARTNERS	Issuer	Yes	For	With

DYNAGAS LNG PARTNERS LP	DLNG	Y2188B108	11/20/2015	TO APPROVE THE APPOINTMENT OF ERNST & YOUNG (HELLAS) CERTIFIED AUDITORS ACCOUNTANTS S.A. AS THE PARTNERSHIP’S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2015	Issuer	Yes	For	With

GOLAR LNG PARTNERS LP	GMLP	Y2745C102	9/23/2015	TO ELECT ANDREW J.D. WHALLEY AS A CLASS III DIRECTOR OF THE PARTNERSHIP WHOSE TERM WILL EXPIRE AT THE 2018 ANNUAL MEETING OF LIMITED PARTNERS.	Issuer	Yes	For	With

GOLAR LNG PARTNERS LP	GMLP	Y2745C102	9/23/2015	TO ELECT PAUL LEAND AS A CLASS III DIRECTOR OF THE PARTNERSHIP WHOSE TERM WILL EXPIRE AT THE 2018 ANNUAL MEETING OF LIMITED PARTNERS.	Issuer	Yes	For	With

MACQUARIE INFRASTRUCTURE CORPORATION	MIC	55608B105	5/18/2016	ELECTION OF DIRECTOR: NORMAN H. BROWN, JR.	Issuer	Yes	For	With

MACQUARIE INFRASTRUCTURE CORPORATION	MIC	55608B105	5/18/2016	ELECTION OF DIRECTOR: GEORGE W. CARMANY, III	Issuer	Yes	For	With

MACQUARIE INFRASTRUCTURE CORPORATION	MIC	55608B105	5/18/2016	ELECTION OF DIRECTOR: H.E. (JACK) LENTZ	Issuer	Yes	For	With

MACQUARIE INFRASTRUCTURE CORPORATION	MIC	55608B105	5/18/2016	ELECTION OF DIRECTOR: OUMA SANANIKONE	Issuer	Yes	For	With

Company	Ticker	CUSIP	Meeting Date	A brief identification of the matter voted on	Proposed by Issuer or Security Holder	Voted	Vote Cast	With or Against Management
MACQUARIE INFRASTRUCTURE CORPORATION	MIC	55608B105	5/18/2016	ELECTION OF DIRECTOR: WILLIAM H. WEBB	Issuer	Yes	For	With

MACQUARIE INFRASTRUCTURE CORPORATION	MIC	55608B105	5/18/2016	THE RATIFICATION OF THE SELECTION OF KPMG LLP AS OUR INDEPENDENT AUDITOR FOR THE FISCAL YEAR ENDING DECEMBER 31, 2016.	Issuer	Yes	For	With

MACQUARIE INFRASTRUCTURE CORPORATION	MIC	55608B105	5/18/2016	THE APPROVAL, ON AN ADVISORY BASIS, OF EXECUTIVE COMPENSATION.	Issuer	Yes	Against	Against

MACQUARIE INFRASTRUCTURE CORPORATION	MIC	55608B105	5/18/2016	THE APPROVAL OF THE MACQUARIE INFRASTRUCTURE CORPORATION 2016 OMNIBUS EMPLOYEE INCENTIVE PLAN.	Issuer	Yes	For	With

NRG YIELD, INC.	NYLD	62942X405	4/26/2016	DIRECTOR 1 JOHN F. CHLEBOWSKI 2 MAURICIO GUTIERREZ 3 KIRKLAND B. ANDREWS 4 BRIAN R. FORD 5 FERRELL P. MCCLEAN 6 CHRISTOPHER S. SOTOS	Issuer	Yes	For	With

NRG YIELD, INC.	NYLD	62942X405	4/26/2016	TO APPROVE AN AMENDMENT TO THE COMPANY’S SECOND AMENDED AND RESTATED CERTIFICATE OF INCORPORATION.	Issuer	Yes	For	With

NRG YIELD, INC.	NYLD	62942X405	4/26/2016	TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE COMPANY’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2016 FISCAL YEAR.	Issuer	Yes	For	With

NRG YIELD, INC.	NYLDA	62942X306	4/26/2016	DIRECTOR 1 JOHN F. CHLEBOWSKI 2 MAURICIO GUTIERREZ 3 KIRKLAND B. ANDREWS 4 BRIAN R. FORD 5 FERRELL P. MCCLEAN 6 CHRISTOPHER S. SOTOS	Issuer	Yes	For	With

NRG YIELD, INC.	NYLDA	62942X306	4/26/2016	TO APPROVE AN AMENDMENT TO THE COMPANY’S SECOND AMENDED AND RESTATED CERTIFICATE OF INCORPORATION.	Issuer	Yes	For	With

Company	Ticker	CUSIP	Meeting Date	A brief identification of the matter voted on	Proposed by Issuer or Security Holder	Voted	Vote Cast	With or Against Management
NRG YIELD, INC.	NYLDA	62942X306	4/26/2016	TO RATIFY THE APPOINTMENT OF KPMG LLP AS THE COMPANY’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2016 FISCAL YEAR.	Issuer	Yes	For	With

PATTERN ENERGY GROUP INC.	PEGI	70338P100	6/15/2016	ELECTION OF DIRECTOR: ALAN BATKIN	Issuer	Yes	For	With

PATTERN ENERGY GROUP INC.	PEGI	70338P100	6/15/2016	ELECTION OF DIRECTOR: PATRICIA BELLINGER	Issuer	Yes	For	With

PATTERN ENERGY GROUP INC.	PEGI	70338P100	6/15/2016	ELECTION OF DIRECTOR: THE LORD BROWNE OF MADINGLEY	Issuer	Yes	For	With

PATTERN ENERGY GROUP INC.	PEGI	70338P100	6/15/2016	ELECTION OF DIRECTOR: MICHAEL GARLAND	Issuer	Yes	For	With

PATTERN ENERGY GROUP INC.	PEGI	70338P100	6/15/2016	ELECTION OF DIRECTOR: DOUGLAS HALL	Issuer	Yes	For	With

PATTERN ENERGY GROUP INC.	PEGI	70338P100	6/15/2016	ELECTION OF DIRECTOR: MICHAEL HOFFMAN	Issuer	Yes	For	With

PATTERN ENERGY GROUP INC.	PEGI	70338P100	6/15/2016	ELECTION OF DIRECTOR: PATRICIA NEWSON	Issuer	Yes	For	With

PATTERN ENERGY GROUP INC.	PEGI	70338P100	6/15/2016	TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2016.	Issuer	Yes	For	With

PATTERN ENERGY GROUP INC.	PEGI	70338P100	6/15/2016	AN ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.	Issuer	Yes	For	With

PATTERN ENERGY GROUP INC.	PEGI	70338P100	6/15/2016	AN ADVISORY VOTE ON THE FREQUENCY OF HOLDING FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION.	Issuer	Yes	1 Year	With

THE WILLIAMS COMPANIES, INC.	WMB	969457100	6/27/2016	TO APPROVE THE ADOPTION OF THE AGREEMENT AND PLAN OF MERGER (THE “MERGER AGREEMENT”) AMONG ENERGY TRANSFER EQUITY, L.P., ENERGY TRANSFER CORP LP (“ETC”), ENERGY TRANSFER CORP GP, LLC, LE GP, LLC, ENERGY TRANSFER EQUITY GP, LLC AND THE WILLIAMS COMPANIES, INC. (“WMB”), AND THE TRANSACTIONS CONTEMPLATED THEREBY, INCLUDING THE MERGER OF WMB WITH AND INTO ETC.	Issuer	Yes	Against	Against

Company	Ticker	CUSIP	Meeting Date	A brief identification of the matter voted on	Proposed by Issuer or Security Holder	Voted	Vote Cast	With or Against Management
THE WILLIAMS COMPANIES, INC.	WMB	969457100	6/27/2016	TO APPROVE, ON AN ADVISORY (NON-BINDING) BASIS, SPECIFIED COMPENSATORY ARRANGEMENTS BETWEEN WMB AND ITS NAMED EXECUTIVE OFFICERS RELATING TO THE TRANSACTIONS CONTEMPLATED BY THE MERGER AGREEMENT.	Issuer	Yes	Against	Against

THE WILLIAMS COMPANIES, INC.	WMB	969457100	6/27/2016	TO APPROVE THE ADJOURNMENT OF THE SPECIAL MEETING FROM TIME TO TIME, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IF THERE ARE INSUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO APPROVE THE MERGER PROPOSAL.	Issuer	Yes	Against	Against

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Salient Midstream & MLP Fund

By:	/s/ Gregory A. Reid
Gregory A. Reid
President and Chief Executive Officer

Date:	8/24/16